Financial risk management - Translation exposure (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financial risk management [Line Items]
Percentage of gains losses on exchange differences on translation recognised in profit or loss	10.00%
Canadian dollar
Financial risk management [Line Items]
Impact of 10% change in foreign exchange rates	$ 23.7	$ 22.2
Mexican peso
Financial risk management [Line Items]
Impact of 10% change in foreign exchange rates	$ 0.1	$ 0.2